Condensed Interim Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (4,709)	$ (6,261)
Adjustments:
Depreciation and Amortization	8	11
Share-based compensation	306	306
Revaluation of liability in respect to warrants		283
Finance expenses (income), net
Changes in assets and liabilities:
Decrease in operating right of use asset	42	39
Decrease in operating lease liability	(33)	(37)
Decrease (increase) in other receivables	141	(140)
Increase (decrease) in trade payables	(67)	24
Increase in other payables	312	25
Net cash used in operating activities	(4,000)	(5,750)
Cash flows from investing activities
Change in restricted deposit	(8)	4
Purchase of property, plant and equipment	(5)	(3)
Net cash provided by (used in) investing activities	(13)	1
Cash flows from financing activities
Exercise of options	13
Issuance of shares	1,353	4,395
Issuance costs	(65)	(78)
Net cash provided by financing activities	1,301	4,317
Effects of exchange rate changes on cash and cash equivalents
Net decrease in cash and cash equivalents	(2,712)	(1,432)
Cash and cash equivalents at beginning of the period	3,378	2,640
Cash and cash equivalents at end of the period	666	1,208
Supplemental disclosure of cash flow information:
Interest received		$ 2